UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

GS Mortgage-Backed Securities Trust 2024-RPL7
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Carla Schriver, (212) 902-3513
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Compliance Report
Schedule 3 – Lease Report
Schedule 4 – Modification Report
Schedule 5 – PH Securitization Report
Schedule 6 – Title Report
Schedule 7 – CC Securitization Report

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – ASF Report
Schedule 3 – GSMBS2~1 Report
Schedule 4 – GSMBS2~2 Report
Schedule 5 – GSMBS2~5 Report
Schedule 6 – Standard Upload Securitization

99.3	Disclosures required by Rule 15Ga-2 for Incenter Diligence Solutions

Schedule 1 – Executive Summary/Narrative
Schedule 2 – ASF Data
Schedule 3 – Exception Report
Schedule 4 – Loan Level Exceptions
Schedule 5 – Rating Agency Grades
Schedule 6 – Supplemental Data
Schedule 7 – QM ATR
Schedule 8 – Final Tape Compare Report
Schedule 9 – Valuation Summary Report

99.4	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Data Compare Report
Schedule 3 – Findings Report
Schedule 4 – Rating Agency Grades Report

99.5	Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – GS Exception Report
Schedule 3 – GS Loan Level Exception Report
Schedule 4 – NRZ Exception Report
Schedule 5 – NRZ Loan Level Exception Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November 13, 2024

GS Mortgage Securities Corp.

By:	/s/ Michael Dente
Name: Michael Dente
Title: Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Compliance Report
Schedule 3 – Lease Report
Schedule 4 – Modification Report
Schedule 5 – PH Securitization Report
Schedule 6 – Title Report
Schedule 7 – CC Securitization Report

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – ASF Report
Schedule 3 – GSMBS2~1 Report
Schedule 4 – GSMBS2~2 Report
Schedule 5 – GSMBS2~5 Report
Schedule 6 – Standard Upload Securitization

99.3	Disclosures required by Rule 15Ga-2 for Incenter Diligence Solutions

Schedule 1 – Executive Summary/Narrative
Schedule 2 – ASF Data
Schedule 3 – Exception Report
Schedule 4 – Loan Level Exceptions
Schedule 5 – Rating Agency Grades
Schedule 6 – Supplemental Data
Schedule 7 – QM ATR
Schedule 8 – Final Tape Compare Report
Schedule 9 – Valuation Summary Report

99.4	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Data Compare Report
Schedule 3 – Findings Report
Schedule 4 – Rating Agency Grades Report

99.5	Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – GS Exception Report
Schedule 3 – GS Loan Level Exception Report
Schedule 4 – NRZ Exception Report
Schedule 5 – NRZ Loan Level Exception Report